ORGANIZATION AND BASIS OF PRESENTATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Summary of Hotels Owned, Franchised, Managed, and Number of Associated Rooms

As of September 30, 2014 and 2013, total owned, franchised, and managed hotels, and the approximate number of associated rooms were as follows:

	September 30, 2014		September 30, 2013
	# of hotels	# of rooms	# of hotels	# of rooms

Owned(1)	352	44,800	355	45,200
Joint Venture	1	200	1	200
Previously Managed Hotels(2)	—	—	14	1,700
Franchised	501	40,500	466	37,300

Totals	854	85,500	836	84,400

(1)	See discussion of discontinued operations in Note 3.

(2)	These hotels were, as of September 30, 2013, owned by affiliates of the Funds. On April 14, 2014, these hotels were acquired by Holdco III. (See Notes 4 and 9)

 As of December 31, 2013, 2012 and 2011, total owned, franchised, and managed hotels, and approximate number of associated rooms were as follows (unaudited):

	2013		2012		2011
	# of hotels	# of rooms	# of hotels	# of rooms	# of hotels	# of rooms

Owned—La Quinta(1)	342	43,500	371	47,000	371	47,000
Owned—Baymont(1)	—	—	11	1,200	12	1,300
Joint Venture—La Quinta	1	200	1	200	1	200
Managed—La Quinta(2)	14	1,700	14	1,700	14	1,700
Franchised—La Quinta	477	38,300	449	35,800	430	34,100

Totals	834	83,700	846	85,900	828	84,300

(1)	See discussion of discontinued operations in Note 6.

(2)	These hotels are owned by affiliates of the Funds and are referred to herein as the “Managed Hotels”. (See Note 13).

Summary of Assets and Liabilities

As of December 31, 2013, LQM’s assets and liabilities were as follows (in thousands):

Cash and cash equivalents	$2,609
Restricted cash	6,700
Receivables from affiliates	49,027
Other current assets	4,472
Property and equipment, net	21,005
Intangible assets, net	347
Accounts payable	25,259
Accrued expenses and other liabilities	25,670
Accrued payroll and employee benefits	26,052
Capital lease obligation (related party)	23,852

As of December 31, 2013 and 2012, LQM’s assets and liabilities were as follows:

(In thousands)	2013	2012

Cash and cash equivalents	$2,609	$630
Restricted cash	6,700	8,193
Receivables from affiliates	49,027	58,214
Other current assets	4,472	4,021
Property and equipment, net	21,005	17,362
Intangible assets, net	347	413
Accounts payable	25,259	26,920
Accrued expenses and other liabilities	25,670	25,975
Accrued payroll and employee benefits	26,052	29,464
Capital lease obligation (related party)	23,852	21,287